UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of July 31, 2007 (UNAUDITED)

		COMMON STOCKS		Shares		Market Value

	5.99%	Hardware
		Apple Computer, Inc. *	1,900		$ 250,344
		Hewlett-Packard Co.	5,500		253,165
		QUALCOMM, Inc.	5,600		233,240
					736,749
	1.95%	Telecommunications
		Citizens Communications Co.	16,600		239,538
					239,538
	15.70%	Healthcare
		Applera Corp.	8,000		249,760
		Becton, Dickinson and Co.	3,300		251,988
		Celgene Corp. *	4,200		254,352
		Coventry Health Care, Inc. *	4,100		228,821
		Laboratory Corporation of America *	3,200		236,320
		Stryker Corp. *	3,900		243,477
		Thermo Electron Corp. *	4,593		239,801
		UnitedHealth Group Inc.	4,700		227,621
					1,932,140
	11.95%	Consumer Services
		CVS Corp.	6,700		235,773
		Harrahs Entertainment Inc.	2,900		245,601
		Hilton Hotels Corp.	7,200		318,312
		JC Penney Company, Inc.	3,300		224,532
		Macy's Inc.	5,900		212,813
		Nordstrom, Inc.	4,900		233,142
					1,470,173
	22.24%	Financial Services
		Bear Stearns Companies, Inc.	1,700		206,074
		CME Group, Inc.	500		276,250
		Franklin Resources, Inc.	1,900		242,003
		Goldman Sachs Group, Inc.	1,100		207,174
		Hartford Financial Services Group, Inc.	2,500		229,675
		Lehman Brothers Holdings Inc.	3,300		204,600
		Lincoln National Corp.	3,500		211,120
		Metlife, Inc.	3,800		228,836
		Prologis	4,000		227,600
		T Rowe Price Group, Inc.	4,600		239,798
		The Chubb Corp.	4,600		231,886
		Zions Bancorporation	3,100		231,105
					2,736,121
	7.69%	Consumer Goods
		Altria Group, Inc.	3,600		239,292
		Brown Forman Corp.	3,600		239,184
		Coach, Inc. *	5,300		240,938
		Reynolds American, Inc.	3,700		226,329
					945,743
	15.94%	Industrial Materials
		Deere & Co.	2,100		252,882
		Emerson Electric Co.	5,300		249,471
		General Dynamics Corp.	3,200		251,392
		Lockheed Martin Corp.	2,600		256,048
		Nucor Corp.	4,100		205,820
		Parker-Hannifin Corp.	2,600		256,568
		Temple-Inland, Inc.	3,900		226,707
		United Technologies Corp.	3,600		262,692
					1,961,580
	5.50%	Utilities
		Constellation Energy Group, Inc.	2,700		226,260
		Exelon Corp.	3,200		224,480
		Sempra Energy	4,300		226,696
					$ 677,436
Everest America Fund
Schedule of Investments as of July 31, 2007 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)		Shares		Market Value

	9.67%	Energy
		Chesapeake Energy Corp.	7,000		$ 238,280
		Chevron Corp.	2,800		238,728
		Halliburton Co.	7,200		259,344
		Marathon Oil Corp.	4,000		220,800
		Occidental Petroleum Corp.	4,100		232,552
					1,189,704

	96.63%	Total Common Stocks (Cost $10,648,591)			$ 11,889,184

		SHORT-TERM INVESTMENTS

		Aim Liquid Assets, 5.24% +	52,283		52,283
		Aim Short Term Portfolio, 5.25% +	385,891		385,891

	3.56%	Total Short-Term Investments (Cost $438,174)			$ 438,174

	100.19%	Total Investments (Cost $11,086,765)			$ 12,327,358

	-0.19%	Cash and Other Assets Less Liabilities			(23,770)

	100.00%	Total Net Assets			$ 12,303,588

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation			1,715,384
		Unrealized Depreciation			(477,641)

		Net Unrealized Appreciation (Depreciation)			1,237,743

		Cost for Federal Income Tax Purposes			$ 11,089,615

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of July 31, 2007.

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There has been no change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 24, 2007